UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Ndenisarya M. Bregasi K&L Gates LLP 1601 K Street NW Washington, DC 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.7%

FINANCIALS — 26.9%
DIVERSIFIED FINANCIALS — 11.9%
Ally Financial, Inc.	17,435	$508,405
Capital One Financial Corp.	5,063	504,154
State Street Corp.	4,700	458,767
The Bank of New York Mellon Corp.	6,320	340,375
The Goldman Sachs Group, Inc.	1,105	281,510
Moody’s Corp.	1,506	222,370
		2,315,581
BANKS — 8.9%
Citigroup, Inc.	9,130	679,363
Bank of America Corp.	18,300	540,216
Wells Fargo & Co.	7,110	431,364
JPMorgan Chase & Co.	815	87,156
		1,738,099
INSURANCE — 6.1%
American International Group, Inc.	8,180	487,364
Aflac, Inc.	4,110	360,776
Aon PLC	2,590	347,060
		1,195,200
		5,248,880
INFORMATION TECHNOLOGY — 21.8%
SOFTWARE & SERVICES — 12.2%
Alphabet, Inc., Class C (a)	651	681,474
MasterCard, Inc., Class A	3,120	472,243
Visa, Inc., Class A	3,735	425,865
Oracle Corp.	8,765	414,409
Automatic Data Processing, Inc.	3,320	389,071
		2,383,062
TECHNOLOGY HARDWARE & EQUIPMENT — 5.0%
Apple, Inc.	2,987	505,490
TE Connectivity, Ltd.	4,936	469,084
		974,574
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Intel Corp.	10,155	468,754
Texas Instruments, Inc.	4,120	430,293
		899,047
		4,256,683
CONSUMER DISCRETIONARY — 17.8%
AUTOMOBILES & COMPONENTS — 5.6%
Fiat Chrysler Automobiles N.V.	23,160	413,176
General Motors Co.	6,850	280,781
Aptiv PLC	2,200	186,626
Harley-Davidson, Inc.	3,502	178,182
Delphi Technologies PLC (a)	733	38,478
		1,097,243
MEDIA — 5.5%
Comcast Corp., Class A	10,438	418,058
Charter Communications, Inc., Class A (a)	1,200	403,152
News Corp., Class A	15,401	249,646
		1,070,856
RETAILING — 4.4%
Netflix, Inc. (a)	1,550	297,538
Liberty Interactive Corp. QVC Group, Class A (a)	12,115	295,858
The Priceline Group, Inc. (a)	110	191,151
AutoNation, Inc. (a)	1,588	81,487
		866,034
CONSUMER SERVICES — 1.6%
MGM Resorts International	9,400	313,866
CONSUMER DURABLES & APPAREL — 0.7%
Whirlpool Corp.	757	127,655
		3,475,654
INDUSTRIALS — 10.5%
CAPITAL GOODS — 8.2%
Parker-Hannifin Corp.	2,439	486,828
Caterpillar, Inc.	3,050	480,619
General Electric Co.	20,050	349,872
Cummins, Inc.	1,570	277,325
		1,594,644
TRANSPORTATION — 2.3%
FedEx Corp.	1,430	356,842
American Airlines Group, Inc.	1,974	102,682
		459,524
		2,054,168
CONSUMER STAPLES — 7.3%
FOOD, BEVERAGE & TOBACCO — 4.3%
Diageo PLC (b)	3,100	452,693
Nestlé SA (b)	4,565	392,453
		845,146
HOUSEHOLD & PERSONAL PRODUCTS — 2.0%
Unilever PLC (b)	6,863	379,798
FOOD & STAPLES RETAILING — 1.0%
CVS Health Corp.	2,700	195,750
		1,420,694
HEALTH CARE — 6.8%
HEALTH CARE EQUIPMENT & SERVICES — 6.8%
HCA Healthcare, Inc. (a)	4,316	379,074
Baxter International, Inc.	5,300	342,592
UnitedHealth Group, Inc.	1,545	340,611
Medtronic PLC	3,190	257,592
		1,319,869
ENERGY — 4.6%
Apache Corp.	8,540	360,554
Anadarko Petroleum Corp.	5,100	273,564
National Oilwell Varco, Inc.	5,429	195,549
Chesapeake Energy Corp. (a)	20,000	79,200
		908,867
TOTAL COMMON STOCKS — 95.7% (Cost $10,773,487)		18,684,815

	Par Value	Value
SHORT-TERM INVESTMENTS— 6.2%

GOVERNMENT AND AGENCY SECURITIES — 3.6%
Federal National Mortgage Association, 0.00%-1.22%, due 01/02/18- 01/03/18 (c)	$700,000	$699,976
Total Government and Agency Securities (Cost $699,977)		699,976

REPURCHASE AGREEMENT — 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $261,598, collateralized by a United States Treasury Inflation Index Note, 2.375% due 01/15/25 and a United States Treasury Note, 2.500% due 05/15/24, aggregate value plus accrued interest of $266,817 (Cost: $261,582)	261,582	261,582

U.S. GOVERNMENT BILL — 1.3%
United States Treasury Bill, 1.15%, due 01/04/18 (c) (Cost $249,977)	250,000	249,977
TOTAL SHORT-TERM INVESTMENTS — 6.2% (Cost $1,211,536)		1,211,535
TOTAL INVESTMENTS — 101.9% (Cost $11,985,023)		19,896,350
Foreign Currencies (Cost $0) — 0.0% (d)		0	(e)
Liabilities In Excess of Other Assets — (1.9)%		(368,929)
TOTAL NET ASSETS — 100.0%		$19,527,421

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)         Amount rounds to less than 0.1%.

(e)          Amount rounds to less than $1,000.

Oakmark Select Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.7%

FINANCIALS — 26.2%
BANKS — 10.2%
Citigroup, Inc.	5,112	$380,384
Bank of America Corp.	9,101	268,650
		649,034
DIVERSIFIED FINANCIALS — 8.9%
Ally Financial, Inc.	11,500	335,340
Capital One Financial Corp.	2,285	227,530
		562,870
INSURANCE — 7.1%
American International Group, Inc.	4,995	297,614
FNF Group	4,006	157,190
		454,804
		1,666,708
INFORMATION TECHNOLOGY — 24.3%
SOFTWARE & SERVICES — 17.6%
Alphabet, Inc., Class C (a)	547	572,015
MasterCard, Inc., Class A	1,859	281,378
Oracle Corp.	5,567	263,208
		1,116,601
TECHNOLOGY HARDWARE & EQUIPMENT — 6.7%
TE Connectivity, Ltd.	4,523	429,860
		1,546,461
CONSUMER DISCRETIONARY — 24.3%
AUTOMOBILES & COMPONENTS — 12.8%
Fiat Chrysler Automobiles N.V.	24,734	441,256
Harley-Davidson, Inc.	4,300	218,784
Adient PLC	1,962	154,380
		814,420
CONSUMER SERVICES — 4.2%
MGM Resorts International	8,000	267,120

MEDIA — 3.7%
Charter Communications, Inc., Class A (a)	700	235,172

RETAILING — 3.6%
Liberty Interactive Corp. QVC Group, Class A (a)	9,293	226,932
		1,543,644
ENERGY — 10.7%
Weatherford International PLC (a) (b)	63,593	265,182
Apache Corp.	6,071	256,318
Chesapeake Energy Corp. (a)	39,860	157,847
		679,347
REAL ESTATE — 7.3%
CBRE Group, Inc., Class A (a)	10,648	461,143

INDUSTRIALS — 3.9%
CAPITAL GOODS — 3.9%
General Electric Co.	14,268	248,977
TOTAL COMMON STOCKS — 96.7% (Cost $3,893,453)		6,146,280

	Par Value
SHORT-TERM INVESTMENTS— 5.8%

GOVERNMENT AND AGENCY SECURITIES — 4.7%
Federal National Mortgage Association,
1.22%, due 01/02/18 (c)	$150,000	149,995
0.00%, due 01/03/18 (c)	150,000	149,995
TOTAL GOVERNMENT AND AGENCY SECURITIES — 4.7% (Cost $299,990)		299,990

REPURCHASE AGREEMENT — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $67,549, collateralized by a United States Treasury Note, 2.000% due 08/15/25, value plus accrued interest of $68,896 (Cost: $67,545)	67,545	67,545
TOTAL SHORT-TERM INVESTMENTS — 5.8% (Cost $367,535)		367,535
TOTAL INVESTMENTS — 102.5% (Cost $4,260,988)		6,513,815
Liabilities In Excess of Other Assets — (2.5)%		(159,950)
TOTAL NET ASSETS — 100.0%		$6,353,865

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend income earned during the period on these securities are set forth below (in thousands). The industry for below affiliate can be found on the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2017	Value December 31, 2017	Percent of Net Assets
Weatherford International PLC	63,593	$79,765	$29,441	$(17,302)	$6,764	$—	$229,883	$265,182	4.2%
TOTAL	63,593	$79,765	$29,441	$(17,302)	$6,764	$—	$229,883	$265,182	4.2%

Oakmark Equity and Income Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 61.3%

FINANCIALS — 14.7%
BANKS — 8.4%
Bank of America Corp.	29,229	$862,832
Citigroup, Inc.	5,165	384,320
Wells Fargo & Co.	2,185	132,582
		1,379,734
DIVERSIFIED FINANCIALS — 3.7%
Ally Financial, Inc.	9,973	290,798
The Bank of New York Mellon Corp.	3,030	163,177
State Street Corp.	1,551	151,413
		605,388
INSURANCE — 2.6%
FNF Group	6,360	249,559
American International Group, Inc.	1,584	94,345
Principal Financial Group, Inc.	1,212	85,483
		429,387
		2,414,509
INFORMATION TECHNOLOGY — 11.8%
SOFTWARE & SERVICES — 7.1%
MasterCard, Inc., Class A	2,825	427,577
Oracle Corp.	8,032	379,753
Alphabet, Inc., Class C (a)	263	274,994
Black Knight, Inc. (a)	1,740	76,831
CoreLogic, Inc. (a)	41	1,892
		1,161,047
TECHNOLOGY HARDWARE & EQUIPMENT — 4.7%
TE Connectivity, Ltd.	6,797	645,949
CommScope Holding Co., Inc. (a)	3,280	124,090
		770,039
		1,931,086
CONSUMER DISCRETIONARY — 10.4%
AUTOMOBILES & COMPONENTS — 7.9%
General Motors Co.	20,307	832,400
BorgWarner, Inc.	4,641	237,129
Lear Corp.	1,316	232,561
		1,302,090
RETAILING — 1.5%
Foot Locker, Inc.	4,066	190,633
HSN, Inc.	1,411	56,917
		247,550
CONSUMER SERVICES — 0.5%
MGM Resorts International	2,351	78,508
CONSUMER DURABLES & APPAREL — 0.5%
Carter’s, Inc.	664	78,049
		1,706,197
CONSUMER STAPLES — 9.2%
FOOD, BEVERAGE & TOBACCO — 7.0%
Nestlé SA (b)	5,623	483,409
Diageo PLC (b)	2,310	337,344
Philip Morris International, Inc.	3,092	326,638
		1,147,391
FOOD & STAPLES RETAILING — 2.2%
CVS Health Corp.	4,911	356,073
		1,503,464
INDUSTRIALS — 4.9%
CAPITAL GOODS — 4.9%
Dover Corp.	4,290	433,227
Arconic, Inc.	7,588	206,784
Johnson Controls International plc	2,633	100,359
WESCO International, Inc. (a)	682	46,451
The Manitowoc Co., Inc. (a)	407	15,997
		802,818
HEALTH CARE — 4.0%
HEALTH CARE EQUIPMENT & SERVICES — 4.0%
UnitedHealth Group, Inc.	1,934	426,268
HCA Healthcare, Inc. (a)	2,186	191,992
LivaNova PLC (a)	567	45,297
		663,557
ENERGY — 3.3%
National Oilwell Varco, Inc.	7,573	272,786
Baker Hughes a GE Co.	6,393	202,289
PDC Energy, Inc. (a)	1,187	61,168
		536,243
REAL ESTATE — 1.9%
Jones Lang LaSalle, Inc.	1,204	179,258
The Howard Hughes Corp. (a)	555	72,797
Gaming and Leisure Properties, Inc. REIT	1,833	67,806
		319,861
MATERIALS — 1.1%
Glencore PLC	35,440	186,613
TOTAL COMMON STOCKS — 61.3% (Cost $5,315,266)		10,064,348

PREFERRED STOCKS— 0.0%(c)
FINANCIALS — 0.0%(c)
GMAC Capital Trust I (d), 7.20% (3 mo. USD LIBOR + 5.785%),	299	7,746
TOTAL PREFERRED STOCKS — 0.0%(c) (Cost $7,835)		7,746

	Par Value
FIXED INCOME— 24.9%
CORPORATE BONDS — 13.6%
FINANCIALS — 3.8%
Aflac, Inc.
2.875%, due 10/15/26	$980	963
Ally Financial, Inc.
4.75%, due 09/10/18	4,743	4,802

	Par Value	Value
FIXED INCOME — 24.9% (cont.)

CORPORATE BONDS — 13.6% (cont.)
FINANCIALS — 3.8% (cont.)
American Express Credit Corp.
1.875%, due 11/05/18	$4,915	$4,913
2.60%, due 09/14/20	2,945	2,960
American International Group, Inc.
3.30%, due 03/01/21	14,665	14,950
Aon Corp.
5.00%, due 09/30/20	14,745	15,702
Bank of America Corp.
1.95%, due 05/12/18	31,675	31,677
2.151%, due 11/09/20	6,970	6,938
4.45%, due 03/03/26	5,000	5,337
Capital One Bank USA NA
2.15%, due 11/21/18	3,768	3,768
Capital One NA/Mclean VA
1.85%, due 09/13/19	39,255	38,876
2.35%, due 08/17/18	5,000	5,008
Citigroup, Inc.
1.70%, due 04/27/18	29,020	28,991
2.45%, due 01/10/20	19,910	19,919
3.40%, due 05/01/26	15,000	15,090
4.05%, due 07/30/22	13,338	13,882
2.05%, due 12/07/18	2,098	2,096
CNO Financial Group, Inc.
4.50%, due 05/30/20	9,830	10,125
5.25%, due 05/30/25	5,895	6,219
Credit Suisse AG/New York NY
1.75%, due 01/29/18	24,700	24,700
Credit Suisse Group AG, 144A
7.50% (d) (e) (5 Year Swap rate + 4.598%)	30,000	34,272
6.25% (d) (e) (5 Year Swap rate + 3.455%)	7,000	7,586
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	25,301
3.80%, due 06/09/23	14,750	15,212
E*TRADE Financial Corp.
2.95%, due 08/24/22	6,965	6,906
3.80%, due 08/24/27	4,975	4,959
JPMorgan Chase & Co.
2.972%, due 01/15/23	29,765	30,015
1.70%, due 03/01/18	21,596	21,594
2.595%, due 10/24/23 (d) (mo. USD LIBOR + 1.230%)	19,910	20,425
Moody’s Corp.
4.50%, due 09/01/22	9,820	10,522
5.50%, due 09/01/20	3,780	4,070
MSCI, Inc., 144A
5.25%, due 11/15/24 (e)	24,830	26,165
4.75%, due 08/01/26 (e)	5,925	6,221
5.75%, due 08/15/25 (e)	2,950	3,168
Principal Life Global Funding II, 144A
2.15%, due 01/10/20 (e)	19,910	19,832
2.375%, due 11/21/21 (e)	6,970	6,918
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	5,013
S&P Global, Inc.
4.00%, due 06/15/25	17,150	18,015
2.95%, due 01/22/27	9,810	9,612
4.40%, due 02/15/26	1,970	2,134
3.30%, due 08/14/20	1,970	2,007
2.50%, due 08/15/18	1,970	1,976
S&P Global, Inc., 144A
2.50%, due 08/15/18 (e)	1,267	1,271
The Bear Stearns Cos. LLC
4.65%, due 07/02/18	8,205	8,313
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,394
2.30%, due 12/13/19	6,970	6,965
3.128%, due 10/28/27 (d) (3 mo. USD LIBOR + 1.750%)	2,975	3,146
2.625%, due 04/25/21	2,000	1,999
2.875%, due 02/25/21	1,000	1,007
2.55%, due 10/23/19	980	982
Voya Financial, Inc.
3.65%, due 06/15/26	1,960	1,982
Wachovia Corp.
5.75%, due 02/01/18	1,197	1,201
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	15,042
2.61%, due 10/31/23 (d) (3 mo. USD LIBOR + 1.23%)	8,603	8,832
Wells Fargo Bank NA
1.80%, due 11/28/18	9,900	9,886
2.15%, due 12/06/19	9,900	9,885
		623,744
CONSUMER DISCRETIONARY — 3.5%
Amazon.com, Inc., 144A
3.15%, due 08/22/27 (e)	9,950	9,965
BorgWarner, Inc.
4.625%, due 09/15/20	10,810	11,357
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
5.125%, due 05/01/27 (e)	250	246
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 07/23/20	29,148	29,691
4.20%, due 03/15/28	9,950	9,876
CRC Escrow Issuer LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (e)	19,900	20,049
Dana, Inc.
6.00%, due 09/15/23	3,925	4,092
Delphi Technologies PLC, 144A
5.00%, due 10/01/25 (e)	1,000	1,013
Dollar Tree, Inc.
5.75%, due 03/01/23	2,950	3,090
5.25%, due 03/01/20	1,000	1,017
EMI Music Publishing Group North America Holdings, Inc., 144A
7.625%, due 06/15/24 (e)	4,910	5,401

	Par Value	Value
FIXED INCOME — 24.9% (cont.)

CORPORATE BONDS — 13.6% (cont.)
CONSUMER DISCRETIONARY — 3.5% (cont.)
Expedia, Inc.
5.00%, due 02/15/26	$28,360	$30,317
Foot Locker, Inc.
8.50%, due 01/15/22	4,340	5,078
General Motors Co.
4.875%, due 10/02/23	41,400	44,802
3.50%, due 10/02/18	29,525	29,832
General Motors Financial Co., Inc.
3.50%, due 07/10/19	4,975	5,050
3.10%, due 01/15/19	4,915	4,941
International Game Technology PLC, 144A
6.50%, due 02/15/25 (e)	19,600	21,903
6.25%, due 02/15/22 (e)	14,800	15,947
5.625%, due 02/15/20 (e)	9,800	10,204
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
5.25%, due 06/01/26 (e)	1,000	1,052
5.00%, due 06/01/24 (e)	1,000	1,031
Lear Corp.
5.25%, due 01/15/25	11,060	11,808
5.375%, due 03/15/24	10,512	11,119
Lithia Motors, Inc., 144A
5.25%, due 08/01/25 (e)	1,990	2,075
Live Nation Entertainment, Inc., 144A
4.875%, due 11/01/24 (e)	14,935	15,308
5.375%, due 06/15/22 (e)	2,000	2,067
Mattel Inc., 144A
6.75%, due 12/31/25 (e)	1,000	1,013
MGM Resorts International
8.625%, due 02/01/19	2,612	2,769
Netflix, Inc., 144A
4.875%, due 04/15/28 (e)	19,900	19,502
Omnicom Group, Inc.
3.625%, due 05/01/22	30,425	31,410
6.25%, due 07/15/19	2,950	3,119
Penn National Gaming, Inc., 144A
5.625%, due 01/15/27 (e)	6,970	7,231
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	11,510
5.375%, due 12/01/24	3,580	3,634
Scientific Games International, Inc.
10.00%, due 12/01/22	19,665	21,582
Scientific Games International, Inc., 144A
7.00%, due 01/01/22 (e)	8,875	9,352
Scripps Networks Interactive, Inc.
2.80%, due 06/15/20	3,930	3,929
Station Casinos LLC, 144A
5.00%, due 10/01/25 (e)	1,990	2,000
Tapestry, Inc.
3.00%, due 07/15/22	12,145	12,102
4.125%, due 07/15/27	4,975	5,013
Tempur Sealy International, Inc.
5.50%, due 06/15/26	1,965	2,015
The Gap, Inc.
5.95%, due 04/12/21	1,965	2,119
The Priceline Group, Inc.
3.60%, due 06/01/26	14,730	14,793
3.55%, due 03/15/28	9,950	9,856
2.75%, due 03/15/23	6,965	6,940
The William Carter Co.
5.25%, due 08/15/21	36,132	37,126
Toyota Motor Credit Corp.
1.45%, due 01/12/18	29,495	29,492
Tribune Media Co.
5.875%, due 07/15/22	1,000	1,028
Under Armour, Inc.
3.25%, due 06/15/26	11,940	10,454
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (e)	12,140	12,110
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,369
		574,799
INFORMATION TECHNOLOGY — 1.6%
Activision Blizzard, Inc., 144A
6.125%, due 09/15/23 (e)	70,853	75,113
Avnet, Inc.
4.875%, due 12/01/22	5,290	5,624
3.75%, due 12/01/21	2,985	3,028
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 144A
3.00%, due 01/15/22 (e)	14,930	14,804
3.625%, due 01/15/24 (e)	9,955	9,899
2.375%, due 01/15/20 (e)	9,955	9,888
3.50%, due 01/15/28 (e)	4,975	4,743
CDW LLC / CDW Finance Corp.
5.00%, due 09/01/25	9,955	10,303
5.00%, due 09/01/23	6,965	7,200
CommScope Technologies LLC, 144A
5.00%, due 03/15/27 (e)	14,438	14,438
CommScope, Inc., 144A
5.50%, due 06/15/24 (e)	2,985	3,104
5.00%, due 06/15/21 (e)	995	1,014
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (e)	14,725	15,912
4.42%, due 06/15/21 (e)	2,940	3,064
eBay, Inc.
2.50%, due 03/09/18	2,945	2,948
Electronic Arts, Inc.
4.80%, due 03/01/26	19,655	21,556
3.70%, due 03/01/21	14,740	15,198
Itron Inc., 144A
5.00%, due 01/15/26 (e)	1,990	1,998
Lam Research Corp.
2.75%, due 03/15/20	19,660	19,799
2.80%, due 06/15/21	4,910	4,941
Symantec Corp., 144A
5.00%, due 04/15/25 (e)	1,000	1,040
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	10,210
2.35%, due 08/01/19	1,812	1,810
		257,634

	Par Value	Value
FIXED INCOME — 24.9% (cont.)

CORPORATE BONDS — 13.6% (cont.)
HEALTH CARE — 1.5%
Abbott Laboratories
2.90%, due 11/30/21	$16,625	$16,818
2.35%, due 11/22/19	14,935	14,951
AbbVie, Inc.
1.80%, due 05/14/18	4,937	4,935
Anthem, Inc.
1.875%, due 01/15/18	11,925	11,924
Becton Dickinson and Co.
3.30%, due 03/01/23	11,204	11,251
2.133%, due 06/06/19	9,950	9,928
3.363%, due 06/06/24	2,985	2,993
2.894%, due 06/06/22	2,985	2,966
Boston Scientific Corp.
2.65%, due 10/01/18	6,945	6,972
Centene Corp.
4.75%, due 05/15/22	20,084	20,837
Express Scripts Holding Co.
3.30%, due 02/25/21	4,915	4,992
HCA, Inc.
5.00%, due 03/15/24	7,465	7,764
3.75%, due 03/15/19	3,965	4,000
4.25%, due 10/15/19	1,990	2,032
Johnson & Johnson
2.90%, due 01/15/28	14,925	14,947
McKesson Corp.
1.40%, due 03/15/18	22,100	22,079
Medtronic, Inc.
1.50%, due 03/15/18	2,950	2,948
Quest Diagnostics, Inc.
4.70%, due 04/01/21	5,128	5,422
Quintiles IMS, Inc., 144A
5.00%, due 10/15/26 (e)	7,800	7,995
St Jude Medical LLC
2.00%, due 09/15/18	13,485	13,430
Thermo Fisher Scientific, Inc.
3.00%, due 04/15/23	1,970	1,982
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (e)	32,695	33,308
5.00%, due 06/01/26 (e)	12,805	13,205
3.75%, due 08/01/19 (e)	6,970	7,083
Zimmer Biomet Holdings, Inc.
3.15%, due 04/01/22	3,810	3,819
2.00%, due 04/01/18	1,815	1,816
		250,397
REAL ESTATE — 1.2%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	27,421
5.00%, due 03/15/23	25,239	25,954
4.875%, due 03/01/26	19,665	21,305
GLP Capital , LP / GLP Financing II, Inc.
4.375%, due 11/01/18	26,375	26,573
4.875%, due 11/01/20	14,975	15,537
5.375%, due 11/01/23	12,000	12,810
5.375%, due 04/15/26	3,925	4,210
4.375%, due 04/15/21	1,965	2,019
MGM Growth Properties Operating Partnership , LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	3,136
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	15,046	15,260
5.25%, due 01/15/26	9,835	10,192
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (e)	11,945	12,244
Ventas Realty , LP / Ventas Capital Corp. REIT
2.00%, due 02/15/18	15,876	15,875
Ventas Realty , LP REIT
3.125%, due 06/15/23	2,490	2,491
3.50%, due 02/01/25	1,000	1,007
		196,034
CONSUMER STAPLES — 0.8%
CVS Health Corp.
4.00%, due 12/05/23	18,198	18,921
5.00%, due 12/01/24	6,880	7,484
4.75%, due 12/01/22	6,880	7,369
2.25%, due 08/12/19	2,884	2,875
Kraft Heinz Foods Co, 144A
4.875%, due 02/15/25 (e)	6,260	6,637
Kraft Heinz Foods Co.
2.00%, due 07/02/18	34,173	34,172
Mead Johnson Nutrition Co.
4.125%, due 11/15/25	13,955	14,801
3.00%, due 11/15/20	6,885	6,988
Mondelez International Holdings Netherlands BV, 144A
2.00%, due 10/28/21 (e)	8,585	8,352
1.625%, due 10/28/19 (e)	7,764	7,652
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (e)	2,000	1,967
5.50%, due 03/01/25 (e)	500	518
5.75%, due 03/01/27 (e)	500	509
Smithfield Foods, Inc., 144A
2.70%, due 01/31/20 (e)	6,420	6,378
3.35%, due 02/01/22 (e)	4,975	4,985
2.65%, due 10/03/21 (e)	3,980	3,927
4.25%, due 02/01/27 (e)	995	1,021
		134,556
INDUSTRIALS — 0.6%
BAT Capital Corp., 144A
2.297%, due 08/14/20 (e)	19,900	19,790
3.557%, due 08/15/27 (e)	6,965	6,974
IHS Markit, Ltd., 144A
4.75%, due 02/15/25 (e)	100	105
Pentair Finance Sarl
2.90%, due 09/15/18	10,602	10,644
Southwest Airlines Co.
2.65%, due 11/05/20	12,148	12,197
Stanley Black & Decker, Inc.
2.451%, due 11/17/18	6,875	6,896

	Par Value	Value
FIXED INCOME — 24.9% (cont.)

CORPORATE BONDS — 13.6% (cont.)
INDUSTRIALS — 0.6% (cont.)
USG Corp., 144A
4.875%, due 06/01/27 (e)	$6,965	$7,220
Welbilt, Inc.
9.50%, due 02/15/24	4,915	5,597
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	14,051
5.375%, due 12/15/21	5,305	5,438
		88,912
ENERGY — 0.3%
Cameron International Corp.
6.375%, due 07/15/18	2,375	2,431
Chevron Corp.
1.365%, due 03/02/18	9,835	9,828
ConocoPhillips Co.
4.20%, due 03/15/21	3,932	4,135
Oceaneering International, Inc.
4.65%, due 11/15/24	5,895	5,735
Schlumberger Holdings Corp., 144A
2.35%, due 12/21/18 (e)	14,740	14,773
4.00%, due 12/21/25 (e)	9,830	10,330
		47,232
TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.
5.00%, due 03/01/21	16,710	17,894
Zayo Group LLC / Zayo Capital, Inc.
6.00%, due 04/01/23	14,745	15,358
		33,252
MATERIALS — 0.1%
Glencore Funding LLC, 144A
3.00%, due 10/27/22 (e)	9,950	9,853
3.875%, due 10/27/27 (e)	9,950	9,818
		19,671
Total Corporate Bonds (Cost $2,178,115)		2,226,231

GOVERNMENT AND AGENCY SECURITIES — 11.2%
U.S. GOVERNMENT NOTES — 11.0%
United States Treasury Bonds (TIPS)
1.25%, due 07/15/20	474,825	490,286
1.375%, due 07/15/18	429,525	434,307
2.125%, due 01/15/19	229,068	233,783
United States Treasury Notes
1.00%, due 09/15/18	199,000	198,036
1.375%, due 12/15/19	99,500	98,521
2.00%, due 11/30/22	74,625	73,946
1.75%, due 03/31/22	74,645	73,420
1.25%, due 11/30/18	73,725	73,365
1.875%, due 11/30/21	49,785	49,381
1.50%, due 11/30/19	24,875	24,695
2.125%, due 01/31/21	24,570	24,656
1.75%, due 10/31/20	24,570	24,431
		1,798,827
U.S. GOVERNMENT AGENCIES — 0.2%
Federal National Mortgage Association,
1.25%, due 09/27/18	24,680	24,591
Federal Farm Credit Banks,
1.68%, due 08/16/21	17,165	16,834
		41,425
Total Government and Agency Securities (Cost $1,824,092)		1,840,252

CONVERTIBLE BOND — 0.1%
Chesapeake Energy Corp., 144A, 5.50%, due 09/15/26 (e) (Cost $14,472)	14,915	13,582
TOTAL FIXED INCOME — 24.9% (Cost $4,016,679)		4,080,065

SHORT-TERM INVESTMENTS— 14.6%

COMMERCIAL PAPER — 10.1%
Toyota Motor Credit Corp.,
1.28% - 1.58%, due 01/08/18 - 02/07/18 (f)	447,750	447,377
MetLife Short Term Funding LLC, 144A,
1.25% - 1.54%, due 01/04/18 - 02/02/18 (e) (f)	248,180	248,034
Kraft Food Group, Inc., 144A,
1.68% - 1.85%, due 01/12/18 - 02/01/18 (e) (f)	199,200	199,003
Walgreens Boots,
1.53% - 1.78%, due 01/02/18 - 01/29/18 (f)	147,165	147,054
General Mills, Inc., 144A,
1.39% - 1.7%, due 01/02/18 - 01/19/18 (e) (f)	132,300	132,263
Schlumberger Holdings Corp., 144A,
1.45% - 1.85%, due 01/02/18 - 02/27/18 (e) (f)	129,750	129,565
Abbvie, Inc., 144A,
1.62%, due 01/05/18 (e) (f)	74,625	74,612
Campbell Soup Co., 144A,
1.36% - 1.83%, due 01/02/18 - 01/25/18 (e) (f)	74,400	74,324
J.P. Morgan Securities LLC,
1.37%, due 01/03/18 (f)	49,750	49,746
Anthem, Inc., 144A,
1.78%, due 01/04/18 (e) (f)	49,750	49,743
American Honda Finance Corp.,
1.42%, due 01/16/18 (f)	49,750	49,721
General Mills, Inc., 144A,
1.70%, due 01/17/18 (e) (f)	49,750	49,713
Total Commercial Paper (Cost $1,651,155)		1,651,155

GOVERNMENT AND AGENCY SECURITIES — 2.7%
Federal Home Loan Bank,
0.96%, due 01/02/18 (f)	150,000	149,996

	Par Value	Value
SHORT-TERM INVESTMENTS — 14.6% (cont.)

GOVERNMENT AND AGENCY SECURITIES — 2.7% (cont.)
Federal National Mortgage Association,
0.00%-1.22%, due 01/02/18- 01/03/2018 (f)	$300,000	$299,990
Total Government and Agency Securities (Cost $449,986)		449,986

REPURCHASE AGREEMENT — 1.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $278,764, collateralized by United States Treasury Note, 2.000%, due 08/15/25, value plus accrued interest of $284,325 (Cost: $278,747)	278,747	278,747

CORPORATE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Expedia, Inc., 7.46%, due 08/15/18 (f) (Cost $15,261)	14,752	15,215
TOTAL SHORT-TERM INVESTMENTS — 14.6% (Cost $2,395,149)		2,395,103
TOTAL INVESTMENTS — 100.8% (Cost $11,734,929)		16,547,262
Foreign Currencies (Cost $0) — 0.0%(c)		0	(g)
Liabilities In Excess of Other Assets — (0.8)%		(134,229)
NET ASSETS — 100.0%		$16,413,033

(a)       Non-income producing security

(b)       Sponsored American Depositary Receipt

(c)        Amount rounds to less than 0.1%.

(d)       Floating Rate Note. Rate shown is as of December 31, 2017. Security is perpetual and has no stated maturity date.

(e)        See Note 1 in the Notes to Schedules of Investments regarding restricted securities.  These securities may be resold subject to restrictions on resale under federal securities law.

(f)         The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(g)        Amount rounds to less than $1,000.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2017 (Unaudited)

			% of Equity Investments
Europe			44.2%
		United Kingdom	18.3%
		Switzerland	13.2%
	*	Germany	12.5%
	*	Netherlands	0.2%
North America			43.4%
		United States	43.4%
Asia			7.1%
		Japan	4.3%
		China	1.9%
		India	0.9%
Australasia			3.2%
		Australia	3.2%
Latin America			2.1%
		Mexico	2.1%

*                      Euro currency countries comprise 12.7% of equity investments.

Oakmark Global Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.7%

FINANCIALS — 26.9%
BANKS — 15.3%
Lloyds Banking Group PLC (United Kingdom)	165,870	$152,421
Bank of America Corp. (United States)	4,210	124,267
Citigroup, Inc. (United States)	1,559	116,035
Axis Bank, Ltd. (India)	2,559	22,608
		415,331
DIVERSIFIED FINANCIALS — 7.7%
Credit Suisse Group AG (Switzerland)	6,727	120,114
Julius Baer Group, Ltd. (Switzerland)	1,448	88,569
		208,683
INSURANCE — 3.9%
Allianz SE (Germany)	464	106,620
		730,634
CONSUMER DISCRETIONARY — 25.3%
AUTOMOBILES & COMPONENTS — 13.2%
Daimler AG (Germany)	1,745	148,211
General Motors Co. (United States)	2,756	112,981
Toyota Motor Corp. (Japan)	1,526	97,708
		358,900
MEDIA — 8.1%
The Interpublic Group of Cos., Inc. (United States)	2,823	56,921
Grupo Televisa SAB (Mexico) (a)	2,923	54,574
Liberty Global PLC, Class C (United Kingdom) (b)	1,502	50,831
Liberty Global PLC, Class A (United Kingdom) (b)	896	32,113
Live Nation Entertainment, Inc. (United States) (b)	618	26,296
		220,735
CONSUMER DURABLES & APPAREL — 2.6%
Cie Financiere Richemont SA (Switzerland)	597	54,115
Under Armour, Inc., Class C (United States) (b)	1,154	15,374
		69,489
RETAILING — 1.4%
CarMax, Inc. (United States) (b)	605	38,792
		687,916
INFORMATION TECHNOLOGY — 18.9%
SOFTWARE & SERVICES — 14.0%
Alphabet, Inc., Class C (United States) (b)	114	119,749
MasterCard, Inc., Class A (United States)	586	88,742
Oracle Corp. (United States)	1,653	78,130
Baidu, Inc. (China) (a) (b)	218	50,948
Wirecard AG (Germany)	385	42,982
CoreLogic, Inc. (United States) (b)	22	1,014
		381,565
TECHNOLOGY HARDWARE & EQUIPMENT — 4.9%
TE Connectivity, Ltd. (United States)	1,219	115,873
Hirose Electric Co., Ltd. (Japan)	114	16,678
		132,551
		514,116
INDUSTRIALS — 14.9%
CAPITAL GOODS — 14.9%
CNH Industrial N.V. (United Kingdom)	8,704	116,654
Travis Perkins PLC (United Kingdom)	3,876	82,008
USG Corp. (United States) (b)	1,687	65,051
Arconic, Inc. (United States)	1,588	43,265
General Electric Co. (United States)	2,279	39,774
MTU Aero Engines AG (Germany)	176	31,621
Johnson Controls International plc (United States)	723	27,561
		405,934
MATERIALS — 6.1%
Incitec Pivot, Ltd. (Australia)	27,550	83,834
LafargeHolcim, Ltd. (Switzerland)	1,480	83,484
		167,318
CONSUMER STAPLES — 1.7%
FOOD, BEVERAGE & TOBACCO — 1.7%
Diageo PLC (United Kingdom)	1,281	47,115

ENERGY — 1.7%
National Oilwell Varco, Inc. (United States)	1,251	45,047

HEALTH CARE — 1.2%
HEALTH CARE EQUIPMENT & SERVICES — 1.2%
Tenet Healthcare Corp. (United States) (b)	1,800	27,285
Koninklijke Philips N.V. (Netherlands)	145	5,502
		32,787
TOTAL COMMON STOCKS — 96.7% (Cost $1,850,647)		2,630,867

	Par Value
SHORT-TERM INVESTMENT— 3.2%

REPURCHASE AGREEMENT — 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $87,168, collateralized by a United States Treasury Note, 2.000%, due 08/15/25, value plus accrued interest of $88,907 (Cost: $87,162)	$87,162	87,162
TOTAL SHORT-TERM INVESTMENTS — 3.2% (Cost $87,162)		87,162
TOTAL INVESTMENTS — 99.9% (Cost $1,937,809)		2,718,029
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.1%		1,703
TOTAL NET ASSETS — 100.0%		$2,719,732

(a)         Sponsored American Depositary Receipt

(b)         Non-income producing security

(c)          Amount rounds to less than 0.1%.

(d)         Amount rounds to less than $1,000.

Forward Foreign Currency Contracts

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	49,460	$52,101	03/21/18	$51,063	$1,038
				$51,063	$1,038

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2017 (Unaudited)

			% of Equity Investments
Europe			52.1%
		United Kingdom	23.8%
		Switzerland	17.2%
	*	Germany	8.2%
	*	France	2.9%
North America			47.9%
		United States	47.9%

*                 Euro currency countries comprise 11.1% of equity investments.

Oakmark Global Select Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.9%

FINANCIALS — 33.2%
BANKS — 18.4%
Lloyds Banking Group PLC (United Kingdom)	245,828	$225,894
Bank of America Corp. (United States)	5,237	154,596
Citigroup, Inc. (United States)	2,036	151,499
		531,989
INSURANCE — 9.0%
American International Group, Inc. (United States)	2,197	130,897
Willis Towers Watson PLC (United States)	852	128,388
		259,285
DIVERSIFIED FINANCIALS — 5.8%
Credit Suisse Group AG (Switzerland)	9,308	166,206
		957,480
INFORMATION TECHNOLOGY — 19.8%
SOFTWARE & SERVICES — 14.4%
Alphabet, Inc., Class C (United States) (a)	166	174,095
MasterCard, Inc., Class A (United States)	822	124,372
Oracle Corp. (United States)	2,450	115,836
		414,303
TECHNOLOGY HARDWARE & EQUIPMENT — 5.4%
TE Connectivity, Ltd. (United States)	1,654	157,187
		571,490
CONSUMER DISCRETIONARY — 16.4%
AUTOMOBILES & COMPONENTS — 7.9%
Daimler AG (Germany)	2,675	227,214

MEDIA — 5.3%
WPP PLC (United Kingdom)	8,389	151,880

CONSUMER DURABLES & APPAREL — 3.2%
Cie Financiere Richemont SA (Switzerland)	1,026	92,992
		472,086
INDUSTRIALS — 12.2%
CAPITAL GOODS — 9.9%
CNH Industrial N.V. (United Kingdom)	15,106	202,451
General Electric Co. (United States)	4,750	82,887
		285,338
TRANSPORTATION — 2.3%
Kuehne + Nagel International AG (Switzerland)	380	67,233
		352,571
CONSUMER STAPLES — 5.4%
FOOD, BEVERAGE & TOBACCO — 5.4%
Diageo PLC (United Kingdom)	2,140	78,745
Danone SA (France)	938	78,688
		157,433
MATERIALS — 5.2%
LafargeHolcim, Ltd. (Switzerland)	2,655	149,733

ENERGY — 3.7%
Apache Corp. (United States)	2,515	106,183
TOTAL COMMON STOCKS — 95.9% (Cost $2,179,994)		2,766,976

	Par Value
SHORT-TERM INVESTMENTS— 3.6%

REPURCHASE AGREEMENT — 3.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $104,276, collateralized by United States Treasury Notes, 2.000% due 08/15/25, value plus accrued interest of $106,359 (Cost: $104,270)	$104,270	104,270
TOTAL SHORT-TERM INVESTMENTS — 3.6% (Cost $104,270)		104,270
TOTAL INVESTMENTS — 99.5% (Cost $2,284,264)		2,871,246
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities — 0.5%		13,106
TOTAL NET ASSETS — 100.0%		$2,884,352

(a)         Non-income producing security

(b)         Amount rounds to less than 0.1%.

(c)          Amount rounds to less than $1,000.

Forward Foreign Currency Contracts

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	64,003	$67,421	03/21/18	$66,078	$1,343
				$66,078	$1,343

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2017 (Unaudited)

			% of Equity Investments
Europe			83.1%
		United Kingdom	23.4%
	*	Germany	15.7%
		Switzerland	15.6%
	*	France	14.7%
		Sweden	5.8%
	*	Italy	4.0%
	*	Netherlands	3.9%
Asia			11.0%
		Japan	4.9%
		India	2.7%
		Indonesia	1.9%
		China	1.1%
		Taiwan	0.2%
		South Korea	0.2%
Australasia			2.7%
		Australia	2.7%
North America			2.0%
		United States	2.0%
Latin America			1.2%
		Mexico	1.2%

*                 Euro currency countries comprise 38.3% of equity investments.

Oakmark International Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.7%

FINANCIALS — 32.4%
BANKS — 18.8%
Lloyds Banking Group PLC (United Kingdom)	2,390,586	$2,196,740
BNP Paribas SA (France)	26,645	1,990,123
Intesa Sanpaolo SPA (Italy)	489,957	1,628,412
Royal Bank of Scotland Group PLC (United Kingdom) (a)	234,259	879,271
Bank Mandiri Persero Tbk PT (Indonesia)	1,300,412	766,781
Axis Bank, Ltd. (India)	76,419	675,204
		8,136,531
DIVERSIFIED FINANCIALS — 8.3%
Credit Suisse Group AG (Switzerland)	94,463	1,686,752
EXOR N.V. (Netherlands) (b)	12,956	794,352
AMP, Ltd. (Australia)	145,462	589,046
Schroders PLC (United Kingdom)	11,263	534,659
Schroders PLC, Non-Voting (United Kingdom)	31	1,062
		3,605,871
INSURANCE — 5.3%
Allianz SE (Germany)	6,413	1,473,454
Willis Towers Watson PLC (United States)	5,476	825,121
		2,298,575
		14,040,977
CONSUMER DISCRETIONARY — 31.2%
AUTOMOBILES & COMPONENTS — 16.9%
Daimler AG (Germany)	24,653	2,094,239
Bayerische Motoren Werke AG (Germany)	17,589	1,832,442
Toyota Motor Corp. (Japan)	23,454	1,501,437
Continental AG (Germany)	3,834	1,035,280
Valeo SA (France)	11,649	870,374
		7,333,772
MEDIA — 8.0%
WPP PLC (United Kingdom)	52,035	942,121
Publicis Groupe SA (France) (b)	13,424	912,423
Liberty Global PLC, Class C (United Kingdom) (a)	23,392	791,590
Grupo Televisa SAB (Mexico) (c)	27,033	504,706
Liberty Global PLC, Class A (United Kingdom) (a)	8,815	315,919
		3,466,759
RETAILING — 3.7%
Hennes & Mauritz AB (H&M) - Class B (Sweden) (d)	78,064	1,611,119

CONSUMER DURABLES & APPAREL — 2.6%
Cie Financiere Richemont SA (Switzerland)	7,453	675,314
The Swatch Group AG, Bearer Shares (Switzerland)	972	396,401
Kering (France)	91	42,831
		1,114,546
		13,526,196
INDUSTRIALS — 13.3%
CAPITAL GOODS — 8.9%
CNH Industrial N.V. (United Kingdom) (b)	102,400	1,372,391
Safran SA (France)	6,171	636,091
SKF AB, Class B (Sweden) (b)	25,981	577,072
Ashtead Group PLC (United Kingdom) (b)	15,808	425,162
Meggitt PLC (United Kingdom) (b)	42,083	273,981
Smiths Group PLC (United Kingdom)	11,613	233,619
Volvo AB, Class B (Sweden)	10,272	191,214
Ferguson PLC (United Kingdom)	1,659	119,365
Komatsu, Ltd. (Japan)	1,216	43,996
		3,872,891
COMMERCIAL & PROFESSIONAL SERVICES — 3.5%
Experian PLC (United Kingdom)	26,545	586,329
Bureau Veritas SA (France) (b)	20,952	572,915
G4S PLC (United Kingdom) (b)	97,040	349,819
		1,509,063
TRANSPORTATION — 0.9%
Kuehne + Nagel International AG (Switzerland)	2,114	374,208
		5,756,162
MATERIALS — 8.8%
Glencore PLC (Switzerland)	383,752	2,020,679
LafargeHolcim, Ltd. (Switzerland)	20,189	1,138,482
Orica, Ltd. (Australia) (b)	35,010	494,435
Akzo Nobel N.V. (Netherlands)	1,757	153,899
		3,807,495
CONSUMER STAPLES — 3.9%
FOOD, BEVERAGE & TOBACCO — 3.9%
Diageo PLC (United Kingdom)	16,173	595,016
Danone SA (France)	5,824	488,788
Pernod Ricard SA (France)	3,006	475,920
Nestlé SA (Switzerland)	1,335	114,778
		1,674,502
INFORMATION TECHNOLOGY — 3.3%
SOFTWARE & SERVICES — 2.1%
Baidu, Inc. (China) (a) (c)	1,974	462,304
Infosys, Ltd. (India) (c)	26,411	428,383
Infosys, Ltd. (India)	1,214	19,812
		910,499
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
ASML Holding N.V. (Netherlands)	2,255	392,645
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	12,074	93,116
		485,761
TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
Samsung Electronics Co., Ltd. (South Korea)	24	57,462
		1,453,722

	Shares	Value
COMMON STOCKS — 94.7% (cont.)

HEALTH CARE — 1.8%
HEALTH CARE EQUIPMENT & SERVICES — 1.7%
Olympus Corp. (Japan)	12,249	$469,631
Koninklijke Philips N.V. (Netherlands)	6,876	260,211
		729,842
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.1%
Sanofi (France)	839	72,287
		802,129
TOTAL COMMON STOCKS — 94.7% (Cost $33,997,000)		41,061,183

	Par Value
SHORT-TERM INVESTMENTS— 6.3%

COMMERCIAL PAPER — 3.0%
Toyota Motor Credit Corp., 1.26% - 1.58%, due 01/04/18 - 02/07/18 (e)	$625,000	624,584
MetLife Short Term Funding LLC, 144A, 1.37% - 1.54%, due 01/08/18 - 02/02/18 (e) (f)	125,000	124,911
Anthem, Inc., 144A, 1.78%, due 01/03/18 - 01/09/18 (e) (f)	100,000	99,975
John Deere Capital Co., 144A, 1.34% - 1.35%, due 01/12/18 - 01/22/18 (e) (f)	100,000	99,932
Abbvie, Inc., 144A, 1.62%, due 01/02/18 (e) (f)	75,000	74,997
Kraft Food Group, Inc., 144A, 1.83% - 1.85%, due 01/18/18 - 01/25/18 (e) (f)	75,000	74,927
General Mills, Inc., 144A, 1.64% - 1.67%, due 01/09/18 - 01/11/18 (e) (f)	72,000	71,972
J.P. Morgan Securities LLC, 1.37%, due 01/03/18 (e)	50,000	49,996
American Honda Finance Corp., 1.42%, due 01/16/18 (e)	50,000	49,971
Schlumberger Holdings Corp., 144A, 1.68%, due 02/15/18 (e) (f)	20,000	19,959
Total Commercial Paper (Cost $1,291,224)		1,291,224

GOVERNMENT AND AGENCY SECURITIES — 1.9%
Federal National Mortgage Association, 1.22%, due 01/02/18 (e)	350,000	349,989
Federal National Mortgage Association, 0.00%, due 01/03/18 (e)	350,000	349,988
Federal Home Loan Bank, 0.96%, due 01/02/18 (e)	150,000	149,996
Total Government and Agency Securities (Cost $849,973)		849,973

REPURCHASE AGREEMENT — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $354,668, collateralized by a United States Treasury Inflation Index Note, 2.375% due 01/15/25 and a United States Treasury Note, 2.000% due 08/15/25, aggregate value plus accrued interest of $361,741 (Cost: $354,647)	354,647	354,647

U.S. GOVERNMENT BILL — 0.6%
United States Treasury Bill, 1.15%, due 01/04/18 (e) (Cost $249,976)	250,000	249,976
TOTAL SHORT-TERM INVESTMENTS — 6.3% (Cost $2,745,820)		2,745,820
TOTAL INVESTMENTS — 101.0% (Cost $36,742,820)		43,807,003
Foreign Currencies (Cost $1) — 0.0% (g)		1
Liabilities In Excess of Other Assets — (1.0)%		(443,336)
TOTAL NET ASSETS — 100.0%		$43,363,668

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Sponsored American Depositary Receipt

(d)         A portion of the security out on loan.

(e)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(f)           See Note 1 in the Notes to Schedules of Investments regarding restricted securities.  These securities may be resold subject to restrictions on resale under federal securities law.

(g)          Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACTS

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	600,563	$632,631	03/21/18	$620,033	$12,598
				$620,033	$12,598

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend income earned during the period on these securities are set forth below (in thousands). The industry for below affiliate can be found on the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2017	Value December 31, 2017	Percent of Net Assets
Ashtead Group PLC(a)	15,808	$—	$291,071	$148,519	$(93,018)	$—	$660,733	$425,162	1.0%
Bureau Veritas SA(a)	20,952	—	102,358	15,864	18,668	—	640,741	572,915	1.3%
CNH Industrial N.V.	102,400	67,050	—	—	138,611	—	1,166,730	1,372,391	3.2%
EXOR N.V.	12,956	44,464	—	—	(26,007)	—	775,895	794,352	1.8%
G4S PLC	97,040	115,448	—	—	(4,727)	—	239,098	349,819	0.8%
Meggitt PLC	42,083	—	—	—	(19,820)	—	293,801	273,981	0.6%
Orica, Ltd.	35,010	27,195	—	—	(43,753)	7,030	510,994	494,435	1.1%
Publicis Groupe SA	13,424	54,371	—	—	(24,177)	—	882,229	912,423	2.1%
SKF AB, Class B	25,981	—	—	—	10,868	—	566,203	577,072	1.3%
TOTAL	365,654	$308,528	$393,429	$164,383	$(43,355)	$7,030	$5,736,424	$5,772,550	13.2%

(a)           Due to transactions during the period ended December 31, 2017, the company is no longer an affiliate.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2017 (Unaudited)

			% of Equity Investments
Europe			65.2%
		United Kingdom	18.5%
		Switzerland	12.3%
	*	Italy	5.9%
	*	Finland	5.6%
	*	Netherlands	4.5%
	*	France	4.4%
	*	Germany	3.4%
		Norway	2.7%
	*	Spain	2.7%
	*	Greece	1.3%
		Denmark	1.2%
		Turkey	1.2%
		Portugal	1.0%
		Belgium	0.5%
Asia			17.1%
		Japan	6.9%
		South Korea	6.5%
		Indonesia	2.7%
		Hong Kong	0.8%
		China	0.2%
Australasia			10.0%
		Australia	7.8%
		New Zealand	2.2%
North America			4.8%
		Canada	4.2%
		United States	0.6%
Latin America			2.9%
		Mexico	2.4%
		Brazil	0.5%

*                 Euro currency countries comprise 27.8% of equity investments.

Oakmark International Small Cap Fund	December 31, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.8%

INDUSTRIALS — 38.0%
CAPITAL GOODS — 17.1%
Konecranes OYJ (Finland)	1,995	$91,387
Howden Joinery Group PLC (United Kingdom)	14,314	90,215
Travis Perkins PLC (United Kingdom)	3,942	83,407
Metso OYJ (Finland)	1,630	55,670
Morgan Advanced Materials PLC (United Kingdom)	11,433	52,068
Sulzer AG (Switzerland)	360	43,664
MTU Aero Engines AG (Germany)	175	31,280
Wajax Corp. (Canada) (a)	1,071	21,010
Outotec OYJ (Finland) (b)	2,214	18,859
Finning International, Inc. (Canada)	608	15,330
Bucher Industries AG (Switzerland)	28	11,507
dormakaba Holding AG (Switzerland)	11	10,537
		524,934
COMMERCIAL & PROFESSIONAL SERVICES — 17.0%
IWG PLC (Switzerland)	39,610	137,657
Pagegroup PLC (United Kingdom)	13,517	85,320
Applus Services SA (Spain)	5,826	78,812
Randstad Holding N.V. (Netherlands)	1,149	70,652
Mitie Group PLC (United Kingdom) (a)	22,674	59,146
Hays PLC (United Kingdom)	14,869	36,719
SThree PLC (United Kingdom)	6,352	31,559
Brunel International N.V. (Netherlands)	998	18,192
ALS, Ltd. (Australia)	657	3,584
		521,641
TRANSPORTATION — 3.9%
DSV AS (Denmark)	453	35,637
Panalpina Welttransport Holding AG (Switzerland)	208	32,321
Freightways, Ltd. (New Zealand)	5,118	27,822
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (b) (c)	2,999	24,049
		119,829
		1,166,404
FINANCIALS — 19.7%
DIVERSIFIED FINANCIALS — 13.5%
Azimut Holding SPA (Italy)	6,101	116,909
Element Fleet Management Corp. (Canada)	11,670	88,199
Julius Baer Group, Ltd. (Switzerland)	1,412	86,362
Standard Life Aberdeen PLC (United Kingdom)	8,188	48,264
EFG International AG (Switzerland)	3,852	40,711
Haci Omer Sabanci Holding AS (Turkey)	11,641	34,150
		414,595
BANKS — 6.2%
BNK Financial Group, Inc. (South Korea)	12,467	109,698
DGB Financial Group, Inc. (South Korea)	8,169	80,504
		190,202
		604,797
INFORMATION TECHNOLOGY — 11.2%
SOFTWARE & SERVICES — 7.7%
Atea ASA (Norway) (a) (b)	5,612	78,952
Wirecard AG (Germany)	603	67,315
Criteo SA (France) (b) (c)	2,502	65,116
Totvs SA (Brazil)	1,712	15,426
Otsuka Corp. (Japan)	134	10,275
		237,084
TECHNOLOGY HARDWARE & EQUIPMENT — 3.5%
Ingenico Group SA (France)	589	62,915
Hirose Electric Co., Ltd. (Japan)	306	44,685
		107,600
		344,684
CONSUMER DISCRETIONARY — 9.4%
MEDIA — 5.7%
Megacable Holdings SAB de CV (Mexico)	11,568	47,072
Hakuhodo DY Holdings, Inc. (Japan)	3,609	46,863
SKY Network Television, Ltd. (New Zealand)	18,521	36,883
NOS SGPS SA (Portugal)	4,378	28,791
APN Outdoor Group, Ltd. (Australia)	3,718	14,300
		173,909
CONSUMER DURABLES & APPAREL — 1.6%
Salvatore Ferragamo SPA (Italy) (d)	1,604	42,621
Cosmo Lady China Holdings Co., Ltd. (China)	18,181	6,585
		49,206
RETAILING — 1.4%
GrandVision N.V. (Netherlands)	1,743	44,530
CONSUMER SERVICES — 0.7%
Melco International Development, Ltd. (Hong Kong)	7,473	22,001
		289,646
MATERIALS — 4.7%
Incitec Pivot, Ltd. (Australia)	34,210	104,099
Titan Cement Co. SA (Greece)	1,411	38,771
		142,870
HEALTH CARE — 4.5%
HEALTH CARE EQUIPMENT & SERVICES — 3.9%
Primary Health Care, Ltd. (Australia) (a)	27,208	76,848
Ansell, Ltd. (Australia)	1,637	31,032
Amplifon SPA (Italy)	841	12,964
		120,844
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.6%
QIAGEN N.V. (United States) (b)	563	17,402
		138,246

	Shares	Value
COMMON STOCKS — 95.8% (cont.)

CONSUMER STAPLES — 3.8%
FOOD & STAPLES RETAILING — 3.3%
Sugi Holdings Co., Ltd. (Japan)	1,999	$102,017
HOUSEHOLD & PERSONAL PRODUCTS — 0.5%
Ontex Group N.V. (Belgium)	452	14,968
		116,985
TELECOMMUNICATION SERVICES — 2.6%
Tower Bersama Infrastructure Tbk PT (Indonesia)	108,063	51,174
Sarana Menara Nusantara Tbk PT (Indonesia)	96,021	28,309
		79,483
REAL ESTATE — 1.9%
LSL Property Services PLC (United Kingdom) (a)	10,201	38,531
Countrywide PLC (United Kingdom) (a) (b)	12,249	19,888
		58,419
TOTAL COMMON STOCKS — 95.8% (Cost $2,665,984)		2,941,534

	Par Value
SHORT-TERM INVESTMENTS — 3.8%

REPURCHASE AGREEMENT — 3.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.54% dated 12/29/17 due 01/02/18, repurchase price $115,516, collateralized by a United States Treasury Note, 2.000%, due 08/15/25, value plus accrued interest of $117,820 (Cost: $115,509)	$115,509	115,509
TOTAL SHORT-TERM INVESTMENTS — 3.8% (Cost $115,509)		115,509
TOTAL INVESTMENTS — 99.6% (Cost $2,781,493)		3,057,043
Foreign Currencies (Cost $23) — 0.0% (e)		23
Other Assets In Excess of Liabilities — 0.4%		11,675
TOTAL NET ASSETS — 100.0%		$3,068,741

(a)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(b)	Non-income producing security
(c)	Sponsored American Depositary Receipt
(d)	A portion of the security out on loan.
(e)	Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACTS

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Norwegian Krona	103,064	$13,294	03/21/18	$12,584	$710
Swiss Franc	40,566	42,732	03/21/18	41,881	851
				$54,465	$1,561

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend income earned during the period on these securities are set forth below (in thousands). The industry for below affiliate can be found on the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2017	Value December 31, 2017	Percent of Net Assets
Atea ASA	5,612	$—	$9,592	$2,467	$2,974	$2,443	$83,103	$78,952	2.6%
Countrywide PLC	12,249	—	—	—	2,161	—	17,727	19,888	0.6%
LSL Property Services PLC	10,201	—	816	(754)	7,274	—	32,827	38,531	1.3%
Mitie Group PLC	22,674	17,342	—	—	(14,594)	403	56,398	59,146	1.9%
Primary Health Care Ltd.	27,208	—	—	—	11,116	—	65,732	76,848	2.5%
Wajax Corp.	1,071	—	—	—	3,525	177	17,485	21,010	0.7%
TOTAL	79,015	$17,342	$10,408	$1,713	$12,456	$3,023	$273,272	$294,375	9.6%

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids offers, and reference data, including market research publications.  For certain security types, additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the mean of the most recent bid and asked quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the assumptions of Harris Associates L.P. (the “Adviser”) in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At December 31, 2017, there were no transfers between level 1 and level 2 securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$18,684,815	$0	$0
Short Term Investments	0	1,211,535	0
Total	$18,684,815	$1,211,535	$0

Select
Common Stocks	$6,146,280	$0	$0
Short Term Investments	0	367,535	0
Total	$6,146,280	$367,535	$0

Equity and Income
Common Stocks	$10,064,348	$0	$0
Preferred Stocks	7,746	0	0
Government and Agency Securities	0	1,840,252	0
Corporate Bonds	0	2,226,231	0
Convertible Bonds	0	13,582	0
Short Term Investments	0	2,395,103	0
Total	$10,072,094	$6,475,168	$0

Global
Common Stocks	$2,630,867	$0	$0
Short Term Investments	0	87,162	0
Forward Foreign Currency Contracts - Assets	0	1,038	0
Total	$2,630,867	$88,200	$0

Global Select
Common Stocks	$2,766,976	$0	$0
Short Term Investments	0	104,270	0
Forward Foreign Currency Contracts - Assets	0	1,343	0
Total	$2,766,976	$105,613	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International
Common Stocks	$41,061,183	$0	$0
Short Term Investments	0	2,745,820	0
Forward Foreign Currency Contracts - Assets	0	12,598	0
Total	$41,061,183	$2,758,418	$0

Int’l Small Cap
Common Stocks	$2,941,534	$0	$0
Short Term Investments	0	115,509	0
Forward Foreign Currency Contracts - Assets	0	1,561	0
Total	$2,941,534	$117,070	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  Each of the Funds’ transactions in forward foreign currency contracts were used for transaction or portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2017 Global, Global Select, International and Int’l Small Cap held non-collateralized forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), are listed in the Fund’s Schedule of Investments.

During the period ended December 31, 2017, the Funds did not have any forward foreign currency contracts opened and any forward currency contracts settled.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2017 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2017 none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

During the period ended December 31, 2017, there are no written option outstanding.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2017 all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund.  The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2017 International and Int’l Small Cap had securities on loan with a value of $24,611,590 and $31,619,488, respectively, and held as collateral for the loans U.S. Treasury securities with a value of $ 26,078,695 and $ 33,101,312, respectively.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise over 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At December 31, 2017 Equity and Income and International held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$74,625	Abbvie, Inc.	12/14/17	$74,612	$74,612	0.45%
70,853	Activision Blizzard, Inc.	09/12/13 - 05/08/17	74,583	75,113	0.46%
9,950	Amazon.com, Inc.	08/15/17	9,933	9,965	0.06%
49,750	Anthem, Inc.	12/21/17	49,743	49,743	0.30%
26,865	BAT Capital Corp.	08/08/17	26,865	26,764	0.16%
39,815	Broadcom Corp. / Broadcom Cayman Finance, Ltd.	01/10/17 - 01/11/17	39,738	39,334	0.24%
250	CCO Holdings LLC / CCO Holdings Capital Corp.	03/09/17	248	246	0.00%
19,900	CRC Escrow Issuer LLC / CRC Finco, Inc.	09/29/17	19,900	20,049	0.12%
74,400	Campbell Soup Co.	11/20/17 - 12/20/17	74,324	74,324	0.45%
14,915	Chesapeake Energy Corp.	09/30/16	14,472	13,582	0.08%
14,438	CommScope Technologies LLC	03/02/17 - 06/22/17	14,296	14,438	0.09%
3,980	CommScope, Inc.	05/26/17 - 07/07/17	4,125	4,118	0.03%
37,000	Credit Suisse Group AG	12/04/13 - 06/11/14	37,000	41,858	0.27%
17,665	Dell International LLC / EMC Corp.	05/17/16	17,659	18,976	0.12%
1,000	Delphi Technologies PLC	09/14/17	995	1,013	0.01%
4,910	EMI Music Publishing Group North America Holdings, Inc.	05/26/16	4,910	5,401	0.03%
182,050	General Mills, Inc.	12/04/17 - 12/21/17	181,976	181,976	1.11%
19,900	Glencore Funding LLC	10/20/17	19,776	19,671	0.12%
100	IHS Markit, Ltd.	02/06/17	100	105	0.00%
44,200	International Game Technology PLC	02/09/15	44,210	48,054	0.29%
1,990	Itron Inc.	12/08/17	1,990	1,998	0.01%
2,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC	06/02/16	2,000	2,083	0.01%
199,200	Kraft Food Group, Inc.	12/14/17 - 12/20/17	199,003	199,003	1.21%
6,260	Kraft Heinz Foods Co	02/17/16 - 02/23/16	6,593	6,637	0.04%
1,990	Lithia Motors, Inc.	07/17/17	1,990	2,075	0.01%
16,935	Live Nation Entertainment, Inc.	08/15/12 - 10/26/16	16,935	17,375	0.11%
33,705	MSCI, Inc.	08/10/15 - 09/01/16	34,688	35,554	0.22%
1,000	Mattel Inc.	12/15/17	1,000	1,013	0.01%
248,180	MetLife Short Term Funding LLC	11/13/17 - 12/28/17	248,034	248,034	1.51%

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
16,349	Mondelez International Holdings Netherlands BV	01/03/17 - 01/25/17	15,944	16,004	0.10%
19,900	Netflix, Inc.	10/23/17 - 10/25/17	19,857	19,502	0.12%
6,970	Penn National Gaming, Inc.	01/17/17	6,970	7,231	0.04%
3,000	Post Holdings, Inc.	07/25/16 - 02/09/17	3,000	2,994	0.02%
26,880	Principal Life Global Funding II	11/14/16 - 01/03/17	26,844	26,750	0.16%
7,800	Quintiles IMS, Inc.	09/14/16	7,806	7,995	0.05%
1,267	S&P Global, Inc.	01/19/17	1,271	1,271	0.01%
154,320	Schlumberger Holdings Corp.	12/10/15 - 12/21/17	154,129	154,668	0.94%
8,875	Scientific Games International, Inc.	11/14/14	8,979	9,352	0.06%
16,370	Smithfield Foods, Inc.	01/25/17 - 09/28/17	16,358	16,311	0.10%
1,990	Station Casinos LLC	09/07/17	1,990	2,000	0.01%
1,000	Symantec Corp.	02/07/17	1,000	1,040	0.01%
11,945	The Howard Hughes Corp.	03/03/17	11,945	12,244	0.07%
6,965	USG Corp.	05/01/17	6,965	7,220	0.04%
52,470	Universal Health Services, Inc.	01/14/16 - 11/09/16	52,988	53,596	0.33%
12,140	Wolverine World Wide, Inc.	09/16/16 - 05/11/17	12,068	12,110	0.07%
				1,583,402	9.65%

International

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$75,000	Abbvie, Inc.	12/14/17	$74,997	$74,997	0.17%
100,000	Anthem, Inc.	12/21/17	99,975	99,975	0.23%
72,000	General Mills, Inc.	12/18/17 - 12/19/17	71,972	71,972	0.17%
100,000	John Deere Capital Co.	11/28/17 - 11/29/17	99,932	99,932	0.23%
75,000	Kraft Food Group, Inc.	12/19/17 - 12/20/17	74,927	74,927	0.17%
125,000	MetLife Short Term Funding LLC	12/06/17 - 12/26/17	124,911	124,911	0.29%
20,000	Schlumberger Holdings Corp.	12/14/17	19,959	19,959	0.05%
				566,673	1.31%

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2017. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the Fund’s Schedule of Investments.

3.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	February 23, 2018

By:	/s/ John J. Kane
John J. Kane
Principal Financial Officer

Date:	February 23, 2018